EXHIBIT 99.3

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2016-A
Monthly Servicer's Statement
for the month ended October 31, 2016

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	46.15%
From	01-Oct-16	17-Oct-16	15-Nov-16	Floating Allocation Percentage at Month-End	97.41%
To	31-Oct-16	15-Nov-16
Days	29

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2016-A balances were:		Payment Date	Period	Period
		6/17/2019	12/1/2018	No
Notes	$1,600,000,000.00
A1	850,000,000.00
A2	750,000,000.00
Principal Amount of Debt	1,600,000,000.00		Accumulation Account
Required Overcollateralization	$375,318,000.00		Beginning	-
Required Overcollateralization Increase - MPR < 35%	$0.00		Payout	-
Required Overcollateralization Increase - MPR < 30%	$0.00		Additions	-
Incremental Overcollateralization Amount	$0.00		Ending Balance	-
Series Nominal Liquidation Amount	1,975,318,000.00
			Distributions to Investors
Required Participation Amount	$1,975,318,000.00		A1 Days	29
Excess Receivables	$475,929,058.96		A1 LIBOR	0.534560%
			A1 Applicable Margin	0.640000%
Total Collateral	2,451,247,058.96			1.174560%

Collateral as Percent of Notes	153.20%		A2 Days	30
			A2 Fixed Rate	1.54%

NMOTR Trust Pool Activity				Actual	Per $1000
During the past Collection Period, the following activity occurred:			Interest A1	804,247.33	0.80
			Principal A1	-	-
	NMOTR
	Total Pool				0.80
Beginning Gross Principal Pool Balance	$4,975,418,222.20					1.35%
Total Principal Collections	$(1,970,146,002.68)			Actual	Per $1000
Investment in New Receivables	$2,383,951,802.24		Interest A2	962,500.00	0.96
Receivables Added for Additional Accounts	$575,338,077.70		Principal A2	-	-
Repurchases	$(45,055,792.81)
Principal Default Amounts	$0.00				0.96
Principal Reallocation	$0.00		Total Due Investors	1,766,747.33
New Series Issued During Collection Period	$0.00		Servicing Fee	1,651,691.78
Less Net CMA Offset	$(602,028,619.41)		Excess Cash Flow	2,015,511.90
Less Servicing Adjustment	$(5,585,407.53)
Ending Balance	$5,311,892,279.71

SAP for Next Period	46.15%		Reserve Account

Average Receivable Balance	$4,856,501,696.12		Required Balance	$8,000,000.00
Monthly Payment Rate	40.57%		Current Balance	$8,000,000.00
			Deficit/(Excess)	$-
Interest Collections
During the past collection period, the following activity occurred:

	NMOTR		'Status Trigger'
	Total Pool
Total Interest Collections	$12,088,777.23			Threshold	Actual
Principal Reallocations	0.00		Status Percentage	10.2%	0.63%
Recoveries on Receivables Written Off	0.00
Total Available	$12,088,777.23		Pass / Fail	PASS